Financial risk management - Summary Of Fair Value Of The Loan Guarantees Classified In Stage 3 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 12,355	S/ 14,248
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,172,280	1,271,641
Assets obtained	1,146,545	1,353,166
Credit exposure	25,735	(81,525)
Expected credit loss	685,529	733,542
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	281,258	322,464
Assets obtained	415,957	560,010
Credit exposure	(134,699)	(237,546)
Expected credit loss	137,875	123,013
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	55,003	85,443
Credit exposure	55,003	85,443
Expected credit loss	40,627	62,173
Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	472,061	514,691
Assets obtained		2,936
Credit exposure	472,061	511,755
Expected credit loss	452,932	494,700
Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	347,035	325,095
Assets obtained	723,164	782,659
Credit exposure	(376,129)	(457,564)
Expected credit loss	46,006	44,321
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,155,357	1,247,693
Assets obtained	1,139,121	1,345,605
Credit exposure	16,236	(97,912)
Expected credit loss	677,440	724,207
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	16,923	23,948
Assets obtained	7,424	7,561
Credit exposure	9,499	16,387
Expected credit loss	8,089	9,335
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,627	5,872
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,627	2,936
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		2,936
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,627	5,872
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	932	1,045
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	264	1,045
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	264	1,045
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	668
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,129,769	1,320,142
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	399,849	529,922
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	723,164	782,659
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,123,013	1,312,581
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	6,756	7,561
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	13,217	26,107
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	13,217	26,107
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 13,217	S/ 26,107